Eaton Vance

New York Municipal Opportunities Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.6%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	$1,500	$1,929,645

		$1,929,645

Cogeneration — 0.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$250	$252,265

		$252,265

Education — 9.2%
Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$458,650
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	338,166
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	370,405
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	223,812
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28	110	137,898
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	161,694
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	982,979
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,048,287
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	269,113
Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/33	1,200	1,418,604
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,204,030
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	215	217,040
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	83,435

		$6,914,113

Electric Utilities — 4.7%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/25	$250	$300,565
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/28	200	258,596
New York Power Authority, 4.00%, 11/15/45	1,140	1,350,684
New York Power Authority, 4.00%, 11/15/50	355	417,746
Utility Debt Securitization Authority, Series 2015, 5.00%, 12/15/33	1,000	1,205,230

		$3,532,821

General Obligations — 1.7%
Elmira, 4.00%, 5/27/21	$400	$400,516
New York City, 4.00%, 3/1/36	360	424,361
Valley Stream, 2.00%, 5/15/25	235	225,550
Valley Stream, 2.125%, 5/15/26	240	227,861

		$1,278,288

Security	Principal Amount (000’s omitted)	Value
Hospital — 17.7%
Build NYC Resource Corp., (New York Methodist Hospital), 5.00%, 7/1/24	$400	$458,692
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	1,390	1,571,603
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,125,510
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,516,684
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,036,210
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	550,580
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/30	625	760,056
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/32	640	768,506
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	800	974,032
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	436,180
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,625	1,820,780
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	447,716
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	689,436
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	500	579,880
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(1)	500	597,750

		$13,333,615

Housing — 1.2%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$343,248
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	179,792
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	187,534
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	189,931

		$900,505

Industrial Development Revenue — 5.9%
Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$685	$711,160
Essex County Industrial Development Agency, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	649,275
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,258,996
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	238,520
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	995,440
Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(1)	610	611,897

		$4,465,288

Insured-Education — 1.9%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,420,000

		$1,420,000

Insured-Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,103,813

		$2,103,813

Insured-General Obligations — 6.7%
Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,102,440
East Ramapo Central School District, (AGM), 4.00%, 12/15/27	1,605	1,841,128

Security	Principal Amount (000’s omitted)	Value
Monroe County, (AGM), 5.00%, 6/1/27	$1,000	$1,282,460
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	808,456

		$5,034,484

Insured-Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/26	$150	$184,587
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/28	740	928,855

		$1,113,442

Insured-Water and Sewer — 0.4%
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/29	$125	$153,065
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/31	140	170,163

		$323,228

Lease Revenue/Certificates of Participation — 2.7%
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/26	$300	$366,693
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/27	400	500,088
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	1,000	1,169,520

		$2,036,301

Other Revenue — 3.2%
Albany Parking Authority, 5.00%, 7/15/23	$700	$748,370
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.75% to 11/1/24 (Put Date), 11/1/31	1,650	1,703,196

		$2,451,566

Senior Living/Life Care — 8.9%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	$750	$808,365
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,510,130
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34(2)	1,000	1,073,620
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	235	235,209
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	500,290
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,108,137
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	480	483,466
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	340	369,444
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/25	260	286,502
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/26	290	323,167

		$6,698,330

Solid Waste — 0.8%
Onondaga County Resource Recovery Agency, (AMT), 5.00%, 5/1/25	$540	$645,068

		$645,068

Special Tax Revenue — 8.1%
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/44	$500	$574,980

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	$1,000	$1,231,460
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,382,881
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	800	950,224
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	750	990,383

		$6,129,928

Transportation — 17.9%
Albany County Airport Authority, (AMT), 5.00%, 12/15/25	$500	$595,025
Metropolitan Transportation Authority, Green Bonds, 4.75%, 11/15/45	450	499,757
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/50	735	834,850
New York Thruway Authority, 3.00%, 1/1/48	2,500	2,583,950
New York Thruway Authority, 5.00%, 1/1/39	95	119,354
New York Thruway Authority, 5.00%, 1/1/40	905	1,133,902
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	2,000	2,158,020
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	906,729
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	520	648,944
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	349,055
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	455	573,000
Port Authority of New York and New Jersey, 5.00%, 11/15/31	625	779,381
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/1/30	1,100	1,418,340
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	880,267

		$13,480,574

Water and Sewer — 1.8%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/41	$570	$742,721
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/48	500	607,150

		$1,349,871

Total Tax-Exempt Municipal Securities — 100.0% (identified cost $72,706,685)		$75,393,145

Taxable Municipal Securities — 2.1%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,537,060

Total Taxable Municipal Securities — 2.1% (identified cost $2,000,000)		$1,537,060

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(1)(3)(4)	150	$368,274

Total Miscellaneous — 0.5% (identified cost $480,000)		$368,274

Total Investments — 102.6% (identified cost $75,186,685)		$77,298,479

Other Assets, Less Liabilities — (2.6)%		$(1,928,312)

Net Assets — 100.0%		$75,370,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 12.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 8.4% of total investments.

(1)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $5,240,073 or 7.0% of the Fund’s net assets.

(2) When-issued security.

(3) Non-income producing security.

(4) For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$75,393,145	$—	$75,393,145
Taxable Municipal Securities	—	1,537,060	—	1,537,060
Miscellaneous	—	—	368,274	368,274
Total Investments	$—	$76,930,205	$368,274	$77,298,479

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.